ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	$ 868,663	$ 798,273	$ 304,012
Canfield
Total			30,559	$ 41,695
Durable medical equipment | Canfield
Total			22,759	33,570
Medical supplies | Canfield
Total			249	1,076
Enteral | Canfield
Total			$ 7,551	$ 7,049